UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21769
                                                    ----------------------------

                         RESTORATION OPPORTUNITIES FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                         Restoration Opportunities Fund
                 Two Galleria Tower, 13455 Noel Road, Suite 800
                                DALLAS, TX 75240
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       registrant's telephone number, including area code: (972) 628-4100
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                   Date of reporting period: DECEMBER 31, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                   RESTORATION
                               OPPORTUNITIES FUND

                                  ANNUAL REPORT
                               DECEMBER 31, 2005

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND
TABLE OF CONTENTS

Portfolio Managers' Letter ................................................    1
Fund Profile ..............................................................    3
Understanding Your Expenses ...............................................    4
Financial Statements ......................................................    5
   Investment Portfolio ...................................................    6
   Statement of Assets and Liabilities ....................................    8
   Statement of Operations ................................................    9
   Statement of Changes in Net Assets .....................................   10
   Statement of Cash Flows ................................................   11
   Financial Highlights ...................................................   12
   Notes to Financial Statements ..........................................   13
Important Information About This Report ...................................   23

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

PORTFOLIO MANAGERS' LETTER
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

Dear Shareholders:

Restoration Opportunities Fund (the "Fund"), is a non-diversified, closed-end management investment company that seeks to achieve high total returns while minimizing losses.

PERFORMANCE SUMMARY

For the period May 31, 2005 through December 31, 2005, the common shares of the Fund returned 12.08%. That was greater than the return of the Fund's benchmark, the Credit Suisse First Boston ("CSFB") Distressed Leveraged Loan Index, which was 2.52% for the period. We believe the Fund was able to outperform because of favorable security selection and sector allocation.

DISTRESSED DEBT MARKETS OVERVIEW

The CSFB Distressed Leveraged Loan Index generated a total return of (0.12%) during 2005, in comparison to 2004's positive return of 8.98%. Additionally, the distressed High Yield bond sector, as tracked by CSFB, returned (6.52%) during 2005. Within the distressed High Yield bond sector, wireless communications, energy and diversified media led the way with the highest returns during 2005, while consumer durables, financial, and retail showed the greatest underperformance for the year. (a) (b)

As of December 31, 2005, the twelve-month rolling default rate was up to 2.61%, according to CSFB. The default rate through December marked the highest default rate of the year, surpassing the previous high of 2.38% for the twelve month period ending in October. During the year, there were 28 Chapter 11 filings and prepetition liabilities totaling approximately $139.1 billion, in comparison to last year's 44 filings and liabilities of $66.3 billion.(c) The primary markets remained fairly aggressive in pricing lower-tiered credits, with issuers rated B- or lower comprising 33% of new high yield offerings brought to market during 2005, similar to the percentages seen in the adjacent years leading up to 2001-2002's credit downturn.(d)

                      CSFB DISTRESSED LEVERAGED LOAN INDEX

1/31/95  187.84
2/28/95  189.96
3/31/95  177.37
4/28/95  177.97
5/31/95  182.57
6/30/95  191.70
7/31/95  190.97
8/31/95  187.00
9/29/95  186.12
10/31/95 181.99
11/30/95 181.24
12/29/95 190.01
1/31/96  192.37
2/29/96  196.75
3/29/96  205.37
4/30/96  176.49
5/31/96  172.64
6/28/96  187.57
7/31/96  209.99
8/30/96  206.18
9/30/96  198.65
10/31/96 200.97
11/29/96 203.12
12/31/96 208.64
1/31/97  208.76
2/28/97  218.44
3/31/97  240.64
4/30/97  225.96
5/30/97  219.10
6/30/97  241.38
7/31/97  250.28
8/29/97  253.97
9/30/97  271.34
10/31/97 262.02
11/28/97 250.66
12/31/97 243.21
1/30/98  254.17
2/27/98  259.37
3/31/98  268.05
4/30/98  277.64
5/29/98  285.11
6/30/98  284.35
7/31/98  287.21
8/31/98  285.80
9/30/98  277.12
10/30/98 271.52
11/30/98 275.97
12/31/98 280.42
1/29/99  275.24
2/26/99  268.88
3/31/99  260.53
4/30/99  263.10
5/28/99  273.06
6/30/99  276.51
7/30/99  278.26
8/31/99  260.94
9/30/99  255.20
10/29/99 243.09
11/30/99 236.40
12/31/99 239.23
1/31/00  246.45
2/29/00  238.21
3/31/00  230.49
4/28/00  229.52
5/31/00  232.40
6/30/00  232.57
7/31/00  233.61
8/31/00  231.27
9/29/00  227.29
10/31/00 222.79
11/30/00 220.87
12/29/00 223.33
1/31/01  224.91
2/28/01  228.61
3/30/01  227.76
4/30/01  223.83
5/31/01  230.07
6/29/01  230.89
7/31/01  230.25
8/31/01  234.93
9/28/01  224.65
10/31/01 209.91
11/30/01 217.21
12/31/01 221.88
1/31/02  223.25
2/28/02  217.86
3/28/02  225.85
4/30/02  233.12
5/31/02  230.63
6/28/02  218.59
7/31/02  209.38
8/30/02  207.10
9/30/02  207.95
10/31/02 201.22
11/29/02 210.27
12/31/02 218.55
1/31/03  224.84
2/28/03  225.64
3/31/03  225.64
4/30/03  235.03
5/30/03  244.22
6/30/03  255.29
7/31/03  258.66
8/29/03  260.50
9/30/03  267.93
10/31/03 277.40
11/28/03 289.95
12/31/03 289.77
1/30/04  307.27
2/27/04  314.41
3/31/04  321.16
4/30/04  322.63
5/28/04  317.30
6/30/04  319.88
7/30/04  316.24
8/31/04  304.16
9/30/04  306.54
10/29/04 307.94
11/30/04 311.80
12/31/04 315.79
1/31/05  323.32
2/28/05  322.71
3/31/05  314.98
4/29/05  307.67
5/31/05  301.21
6/30/05  312.40
7/29/05  321.68
8/31/05  332.33
9/30/05  334.35
10/31/05 329.08
11/30/05 319.57
12/30/05 315.42


                  PERCENTAGE OF NEW HIGH-YIELD ISSUES RATED B-
                   OR BELOW (BASED ON AMOUNT OF ISSUANCE)(d)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                1993           18.2%
                1994           23.4%
                1995           19.4%
                1996           21.5%
                1997           27.3%
                1998           40.8%
                1999           30.4%
                2000           33.0%
                2001           13.7%
                2002           14.0%
                2003           29.6%
                2004           39.1%
                2005           33.0%

      (a) Distressed high yield bond sector defined as bonds rated CC, C or default.

      (b) LEVERAGED FINANCE STRATEGY UPDATE, January 6, 2006, Credit Suisse First Boston, Global Leveraged Finance Research

      (c) CURRENT CONDITIONS IN THE DISTRESSED AND HIGH YIELD BOND AND BANK LOAN MARKETS AND OUTLOOK 2005/2006, Dr Edward Altman, NYU Stern School of Business

      (d) Source: Standard & Poor's, as reported in the publication sited in footnote "c", above.

LEVERAGE LOAN MARKET OVERVIEW

As tracked by the CSFB Distressed Leveraged Loan Index, spreads on leveraged loans tightened considerably during the fiscal year from a weighted average spread of 407 bps at May 31, 2005, to 350 bps at December 31, 2005. This spread tightening was offset by a significant increase in LIBOR over the fiscal year. As you can see in the chart on the next page, three month LIBOR rose from 3.34% at May 31, 2005, to 4.54% at December 31, 2005. As a result, even though spreads tightened, the weighted average coupon on leverage loans, as tracked by the CSFB Distressed Leverage Loan Index, increased 70 bps over the period from 7.22% at May 31, 2005, to 7.92% at December 31, 2005.

--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                        3 MONTH LIBOR - 5/31/05-12/30/05

5/31/05  3.34
6/30/05  3.52
7/31/05  3.70
8/31/05  3.87
9/30/05  4.07
10/31/05 4.26
11/30/05 4.42
12/31/05 4.54

            * Source British Bankers Association

PORTFOLIO OVERVIEW

During the period May 18, 2005 through December 31, 2005, the Fund initiated core positions in several new investments. Specifically, positions were taken in notes issued by Triton PCS, Inc., a provider of wireless personal communications services. This holding represents 14.2% of net assets as of December 31, 2005 and is subject to change.

We thank you for your investment in the Fund.


/s/ Pat Daugherty                       /s/ Kurt Plumer

Pat Daugherty                           Kurt Plumer

Portfolio Manager                       Portfolio Manager

Pat Daugherty and Kurt Plumer have been portfolio managers of the Restoration Opportunities Fund since May 18, 2005.

Just like any other investment, floating rate loan investments present financial risks. Defaults on the loans in the portfolio could reduce the fund's net asset value and its distributions, as could nonpayment of scheduled interest and principal. Prepayment of principal by a borrower could mean the funds managers have to replace the loan with a lower-yielding security, which could affect the valuation of the portfolio's holdings.

The Fund may invest a high percentage of assets in a limited number of loans, so the default of any individual holdings can have a greater impact on the Fund's net asset value than could a default in a more diversified portfolio.

Floating rate loans are not covered by FDIC insurance or other guarantees relating to timely payment of principal and interest.

Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts will come to pass. The opinions expressed are those of the contributor and are subject to change.

Prior investment returns are not indicative of future results.

FUND PROFILE (UNAUDITED)
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                                     SUMMARY

  For the period from inception on May 18, 2005 through December 31, 2005, the
                     Fund's common shares returned 12.08%.

                                    OBJECTIVE

     The Fund seeks to achieve high total returns while minimizing losses.

                       TOTAL NET ASSETS OF COMMON SHARES
                                (AS OF 12/31/05)
                                 $59.2 million

The information below gives you a snapshot of your Fund at the end of the reporting period. Your Fund is actively managed and the composition of its portfolio will change over time.

QUALITY BREAKDOWN AS OF 12/31/05 (%)

--------------------------------------------------------------------------------
Ba                                                                          1.1
--------------------------------------------------------------------------------
B                                                                          11.1
--------------------------------------------------------------------------------
Caa                                                                        35.0
--------------------------------------------------------------------------------
Ca                                                                         28.2
--------------------------------------------------------------------------------
NR                                                                         24.6
--------------------------------------------------------------------------------

TOP 5 SECTORS AS OF 12/31/05 (%)

--------------------------------------------------------------------------------
Building & Development                                                     18.7
--------------------------------------------------------------------------------
Telecomunications/Cellular                                                 16.3
--------------------------------------------------------------------------------
Utilities                                                                  10.7
--------------------------------------------------------------------------------
Home Furnishings                                                            5.9
--------------------------------------------------------------------------------
Ecological Service & Equipment                                              4.7
--------------------------------------------------------------------------------

TOP 10 HOLDINGS AS OF 12/31/05 (%)

--------------------------------------------------------------------------------
Triton PCS, Inc.                                                           14.2
--------------------------------------------------------------------------------
Trussway Industries, Inc., Term Loan                                        7.9
--------------------------------------------------------------------------------
Home Interiors & Gifts, Inc.                                                5.9
--------------------------------------------------------------------------------
Trussway Industries, Inc., Common Stock                                     5.9
--------------------------------------------------------------------------------
Safety-Kleen Systems, Inc., Term Loan                                       4.7
--------------------------------------------------------------------------------
Mirant Corp., Revolver                                                      4.7
--------------------------------------------------------------------------------
Blockbuster, Inc., Senior Subordinated Notes                                4.5
--------------------------------------------------------------------------------
Resorts International Holdings Ltd, Second Lien Term Loan                   4.0
--------------------------------------------------------------------------------
FINOVA Group, Inc. (The)                                                    3.6
--------------------------------------------------------------------------------
HydroChem Industrial Services, Inc., Senior Subordinated Notes              3.3
--------------------------------------------------------------------------------

Quality is calculated as a percentage of total notes and bonds. Sectors and holdings are calculated as a percentage of net assets applicable to Common Shareholders.

UNDERSTANDING YOUR EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.
A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table reflect the expenses of both the Fund and the allocated amount of the Portfolio and are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

JULY 1, 2005 - DECEMBER 31, 2005

--------------------------------------------------------------------------------------------------------------------------
               Account Value at the         Account Value at the           Expenses Paid           Fund's annualized
            beginning of the period ($)    end of the period ($)     during the period ($)(1)    expense ratio (%)(2)
--------------------------------------------------------------------------------------------------------------------------
           ACTUAL         HYPOTHETICAL     ACTUAL    HYPOTHETICAL      ACTUAL    HYPOTHETICAL
          1,000.00          1,000.00      1,075.80     1,000.76         25.37         24.46                4.85

(1) Expenses paid during the period are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, then multiplied by the number of days in most recent fiscal half-year and divided by 365.

(2)   Annualized, based on the Fund's most recent fiscal half-year expenses.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DECEMBER 31, 2005                                 RESTORATION OPPORTUNITIES FUND

                                              A GUIDE TO UNDERSTANDING YOUR FUND'S FINANCIAL STATEMENTS
                     INVESTMENT PORTFOLIO     The Investment Portfolio details all of the Fund's
                                              holdings and their market value as of the last day of
                                              the reporting period. Portfolio holdings are
                                              organized by type of asset and industry to demonstrate
                                              areas of concentration and diversification.

      STATEMENT OF ASSETS AND LIABILITIES     This statement details the Fund's assets, liabilities,
                                              net assets and share price for Class Z Common Shares
                                              as of the last day of the reporting period. Net assets
                                              are calculated by subtracting all the Fund's
                                              liabilities (including any unpaid expenses) from the
                                              total of the Fund's investment and non-investment
                                              assets. The net asset value per share for Class Z
                                              Common Shares is calculated by dividing net assets for
                                              that class by the number of shares outstanding in that
                                              class as of the last day of the reporting period.

                  STATEMENT OF OPERATIONS     This statement details income earned by the Fund and
                                              the expenses accrued by the Fund during the reporting
                                              period. The Statement of Operations also shows any net
                                              gain or loss the Fund realized on the sales of its
                                              holdings during the period, any unrealized gains or
                                              losses recognized over the period as well as any
                                              distributions to Preferred Shareholders. The total of
                                              these results represents the Fund's net increase or
                                              decrease in net assets from operations applicable to
                                              Common Shareholders.

       STATEMENT OF CHANGES IN NET ASSETS     This statement demonstrates how the Fund's net assets
                                              were affected by its operating results, distributions
                                              to Common shareholders and shareholder transactions
                                              from Common shares (e.g., subscriptions, redemptions
                                              and dividend reinvestments) during the reporting
                                              period. The Statements of Changes in Net Assets also
                                              includes changes in the number of Common shares
                                              outstanding.

                  STATEMENT OF CASH FLOWS     The Statement of Cash Flows reports net cash provided
                                              or used by operating, investing and financing
                                              activities and the net effect of those flows on cash
                                              and cash equivalents during the period.

                     FINANCIAL HIGHLIGHTS     The Financial Highlights demonstrate how the Fund's
                                              net asset value per Common share was affected by the
                                              fund's operating results. The Financial Highlights
                                              table also discloses the performance and certain key
                                              ratios (e.g., net expenses and net investment income
                                              as a percentage of average net assets).

            NOTES TO FINANCIAL STATEMENTS     These notes summarize the organizational background of
                                              the Fund, its significant accounting policies
                                              (including those surrounding security valuation,
                                              income recognition and distributions to shareholders),
                                              federal tax information, fees and compensation paid
                                              to affiliates and significant risks and
                                              contingencies.

INVESTMENT PORTFOLIO

DECEMBER 31, 2005                                 RESTORATION OPPORTUNITIES FUND

PRINCIPAL AMOUNT
     ($)                                                              VALUE ($)
----------------                                                    ------------

CORPORATE NOTES AND BONDS - 49.4%

BUILDING & DEVELOPMENT - 4.9%
  2,000,000  HydroChem Industrial Services, Inc.
               Senior Subordinated Notes
               9.25%, 02/15/13 (a)                                     1,930,000
  1,000,000  MMI Products Inc.
               Senior Subordinated Notes,
               Series B
               11.25%, 04/15/07                                          945,000
                                                                    ------------
                                                                       2,875,000
                                                                    ------------
BUSINESS SERVICES - 2.0%
  1,300,000  La Petite Academy, Inc., Series B
               10.00%, 05/15/08                                        1,163,500
                                                                    ------------
CABLE & SATELLITE TELEVISION - 2.8%
  2,000,000  CCH I LLC
               11.00%, 10/01/15 (a)                                    1,690,000
                                                                    ------------
CLOTHING/TEXTILES - 1.6%
  1,000,000  Broder Brothers
               Senior Notes, Series B,
               11.25%, 10/15/10                                          957,500
                                                                    ------------
ELECTRONIC/ELECTRIC - 1.6%
  1,000,000  Viasystems, Inc.
               Senior Subordinated Notes,
               10.50%, 01/15/11                                          967,500
                                                                    ------------
FINANCIAL INTERMEDIARIES - 3.6%
  5,985,000  FINOVA Group, Inc. (The)
               7.50%, 11/15/09                                         2,124,675
                                                                    ------------
HEALTH CARE - 1.6%
  1,000,000  Elan Finance PLC, Senior Notes
               7.75%, 11/15/11 (a)                                       940,000
                                                                    ------------
HOME FURNISHINGS - 5.9%
  5,000,000  Home Interiors & Gifts, Inc.
               10.13%, 06/01/08                                        3,525,000
                                                                    ------------
LEISURE GOODS/ACTIVITIES/MOVIES - 4.5%
  3,000,000  Blockbuster, Inc.
               Senior Subordinated Notes
               9.00%, 09/01/12 (a)                                     2,655,000
                                                                    ------------
RETAILERS - 1.5%
  1,000,000  Finlay Fine Jewelry Corp.
               Senior Notes,
               8.38%, 06/01/12                                           905,000
                                                                    ------------
TELECOMMUNICATIONS/CELLULAR - 16.3%
  1,250,000  Grande Communications
               Holdings, Inc., Secured,
               14.00%, 04/01/11                                        1,225,000
 11,500,000  Triton PCS, Inc.
               8.75%, 11/15/11                                         8,423,750
                                                                    ------------
                                                                       9,648,750
                                                                    ------------

PRINCIPAL AMOUNT
     ($)                                                              VALUE ($)
----------------                                                    ------------

CORPORATE NOTES AND BONDS (CONTINUED)

UTILITIES - 3.1%
  5,000,000  Enron Corp.
               6.63%, 11/15/05 (b)                                     1,818,750
                                                                    ------------
             TOTAL CORPORATE NOTES AND
               BONDS
               (COST $29,210,182)                                     29,270,675
                                                                    ------------

VARIABLE RATE SENIOR LOAN NOTES (C) - 28.8%

AUTOMOTIVE - 4.3%
  2,005,929  Motor Coach Industries, Inc.
               Second Lien Term Loan,
               12.16%, 12/01/08                                        1,923,184
             Penda Corp.
    610,916    Revolver, 10.20%, 06/30/06 (d)                            332,949
    515,280    Tranche A Term Loan,
               10.20%, 06/30/06                                          280,828
                                                                    ------------
                                                                       2,536,961
                                                                    ------------
BUILDING & DEVELOPMENT - 7.9%
  4,683,463  Trussway Industries, Inc.
               Term Loan,
               10.02%, 03/03/06 (e) (j)                                4,683,463
                                                                    ------------
CABLE & SATELLITE TELEVISION - 2.6%
  1,507,758  Knology, Inc.
               Second Lien Term Loan,
               14.24%, 06/29/11                                        1,552,990
                                                                    ------------
ECOLOGICAL SERVICE & EQUIPMENT - 4.7%
 13,000,000  Safety-Kleen Systems, Inc.
               Term Loan, 12/31/09 (f)                                 2,795,000
                                                                    ------------
FOOD/DRUG RETAIL - 0.6%
  1,525,000  Nellson Nutraceutical, Inc.
               Second Lien Term Loan,
               13.75%, 04/04/10 (g)                                      350,750
                                                                    ------------
LODGING & CASINOS - 4.0%
  2,405,287  Resorts International Holdings Ltd.
               Second Lien Term Loan,
               12.03%, 04/26/13                                        2,367,200
                                                                    ------------
UTILITIES - 4.7%
  2,400,000  Mirant Corp.
               Revolver, 03/03/06 (b) (g)                              2,761,500
                                                                    ------------
             TOTAL VARIABLE RATE SENIOR
               LOAN NOTES
               (COST $16,412,735)                                     17,047,864
                                                                    ------------


6                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

DECEMBER 31, 2005                                 RESTORATION OPPORTUNITIES FUND

     SHARES                                                          VALUE ($)
     ------                                                        ------------

COMMON STOCKS (H) - 13.0%

BUILDING & DEVELOPMENT - 5.9%
     70,329  Trussway Industries, Inc. (e) (j)                        3,519,966
                                                                   ------------
NONFERROUS METALS/MINING - 1.3%
     20,000  James River Coal Co.                                       764,000
                                                                   ------------
OIL/GAS - 2.9%
    108,000  Key Energy Services, Inc.                                1,454,760
      9,000  Trico Marine Services, Inc.                                234,000
                                                                   ------------
                                                                      1,688,760
                                                                   ------------
UTILITIES - 2.9%
     72,500  Titan Propane LLC                                        1,721,875
                                                                   ------------
             TOTAL COMMON STOCKS
               (COST $5,499,307)                                      7,694,601
                                                                   ------------

      UNITS
      -----

WARRANTS - 0.0%

CABLE & SATELLITE TELEVISION - 0.0%
             Grande Communications
      1,250  Holdings, Inc., expiring 04/01/11                               13
                                                                   ------------
             TOTAL WARRANTS
               (COST $13)                                                    13
                                                                   ------------
TOTAL INVESTMENTS - 91.2%                                            54,013,153
   (cost of $51,122,237) (i)
                                                                   ------------
PREFERRED SHARES AT LIQUIDATION VALUE - (0.7)%                         (411,000)
                                                                   ------------
OTHER ASSETS & LIABILITIES, NET - 9.5%                                5,591,805
                                                                   ------------
NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS - 100.0                                                 59,193,958
                                                                   ============

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2005, these securities amounted to $7,215,000 or 12.2% of net assets applicable to common shareholders. These securities have been determined by the investment adviser to be liquid securities.

(b)   This issue is under the protection of the Federal bankruptcy court.

(c) Senior loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ("LIBOR") or (iii) the certificate of deposit rate. Rate shown represents the weighted average rate at December 31, 2005. Senior loans, while exempt from registration under the Security Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(d)   Additional unfunded commitment. See Note 8.

(e) Represents fair value as determined in good faith under the direction of the Board of Trustees.

(f) This position has not settled. Contract rate does not take effect until settlement date.

(g) The issuer is in default of certain debt covenants. Income is not being accrued.

(h)   Non-income producing security.

(i)   Cost for Federal income tax purposes is $51,049,737.

(j)   Affiliated issuer and represents an illiquid security. (See Notes 9 and
      10)


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.                                7

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

DECEMBER 31, 2005                                 RESTORATION OPPORTUNITIES FUND

                                                                                                  ($)
---------------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
      Unaffiliated issuers, at value (Cost $44,795,563)                                        45,809,724
      Affiliated issuer, at value (Cost $6,326,674)                                             8,203,429
                                                                                              -----------
  Total Investments, at value (Cost $51,122,237)                                               54,013,153
  Cash                                                                                          8,549,279
  Receivable for:
      Interest and fees                                                                           872,671
  Offering costs (Note 2)                                                                          76,784
                                                                                              -----------
          Total Assets                                                                         63,511,887
LIABILITIES:
  Net discount and unrealized depreciation on unfunded transactions (Note 8)                       47,033
  Payable for:
      Investments purchased                                                                     2,362,500
      Investment advisory fee (Note 4)                                                            219,772
      Carried interest fee (Note 4)                                                               891,800
      Trustees' fees (Note 4)                                                                      10,000
      Organization costs (Note 2)                                                                   8,973
      Offering costs (Note 2)                                                                     204,574
  Accrued expenses and other liabilities                                                          162,277
  Series P Preferred Shares ($1,000 net asset and liquidation value per share subject to an
    aggregate of 411 shares issued and outstanding) liquidation value                             411,000
                                                                                              -----------
          Total Liabilities                                                                     4,317,929
                                                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES                                                         59,193,958
                                                                                              ===========
COMPOSITION OF NET ASSETS
  Par value of common shares (Note 1)                                                               5,557
  Paid-in capital in excess of par value of common shares                                      56,512,494
  Overdistributed net investment income                                                            (3,818)
  Accumulated net realized loss on investments                                                   (190,000)
  Net unrealized appreciation (depreciation) on investments and unfunded transactions           2,869,725
                                                                                              -----------
NET ASSETS APPLICABLE TO COMMON SHARES, AT VALUE                                               59,193,958
                                                                                              ===========
CLASS Z COMMON SHARES
  Net assets                                                                                   59,193,958
  Shares outstanding                                                                            5,557,454
  Net asset value, offering and redemption price per share
  Net assets/Shares outstanding; unlimited shares authorized                                        10.65


8                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 2005(a)         RESTORATION OPPORTUNITIES FUND

                                                                                                ($)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest from unaffiliated issuers                                                          3,406,855
  Interest from affiliated issuer (Note 9)                                                      272,966
  Dividends                                                                                      72,500
  Facility and other fees                                                                        60,505
                                                                                           ------------
          Total Investment Income                                                             3,812,826
EXPENSES
  Investment management fee (Note 4)                                                            508,559
  Carried interest fees (Note 4)                                                                891,800
  Administration and accounting services fee                                                     73,155
  Transfer agent fee                                                                             13,302
  Audit fees                                                                                     37,000
  Legal fees                                                                                    115,810
  Trustees' fees (Note 4)                                                                        27,883
  Custody fee                                                                                     4,577
  Reports to shareholders                                                                         2,208
  Organization costs (Note 2)                                                                     8.973
  Amortization of offering costs (Note 2)                                                       127,789
  Other expenses                                                                                  5,144
                                                                                           ------------
          Net Expenses                                                                        1,816,200
                                                                                           ------------
  Net Investment Income                                                                       1,996,626
                                                                                           ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments from unaffiliated issuers                                    897,701
  Net realized loss from affiliated issuer (Note 9)                                            (299,555)
  Net change in unrealized appreciation on investments                                        2,890,916
  Net change in unrealized depreciation on unfunded transactions (Note 8)                       (21,191)
                                                                                           ------------
  Net Gain                                                                                    3,467,871
                                                                                           ------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
  From net investment income (including changes in accumulated undeclared distributions)        (20,539)
                                                                                           ------------
  Net Increase in Net Assets, applicable to Common Shareholders                               5,443,958
                                                                                           ============

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                 9

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

                                                                                  PERIOD ENDED
                                                                                  DECEMBER 31,
                                                                                   2005(a)($)
                                                                                 -------------
INCREASE IN NET ASSETS:
OPERATIONS
Net investment income from unaffiliated and affiliated issuers                       1,996,626
Net realized gain on investments from unaffiliated and affiliated issuers              598,146
Net change in unrealized appreciation on investments and unfunded transactions       2,869,725
Distributions to Preferred Shareholders from net investment income, including
  change in accumulated undeclared distributions                                       (20,539)
                                                                                 -------------
   Net Increase from Operations                                                      5,443,958
                                                                                 -------------
DISTRIBUTIONS DECLARED TO COMMON STOCK SHAREHOLDERS
Class Z
  From net investment income                                                        (2,035,187)
  From return of capital                                                               (51,333)
  From capital gains                                                                  (860,653)
                                                                                 -------------
  Total Distributions Declared to Common Stock Shareholders                         (2,947,173)
                                                                                 -------------

SHARE TRANSACTIONS FROM COMMON SHARES
Class Z
  Subscriptions                                                                     53,750,000
  Distributions reinvested                                                           2,947,173
                                                                                 -------------
  Net Increase from Share Transactions from Common Shares                           56,697,173
                                                                                 -------------
  Total Increase in Net Assets from Common Shares                                   59,193,958
                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES
Beginning of period                                                                         --
End of period (including overdistributed net investment income of $(3,818))         59,193,958
                                                                                 =============

CHANGE IN COMMON SHARES
Class Z
  Subscriptions                                                                      5,280,725
  Issued for distributions reinvested                                                  276,729
                                                                                 -------------
  Net Increase in Common Shares                                                      5,557,454

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


10                                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

FOR THE PERIOD ENDED DECEMBER 31, 2005(a)         RESTORATION OPPORTUNITIES FUND

                                                                                                ($)
-------------------------------------------------------------------------------------------------------
INCREASE IN CASH

CASH FLOWS USED FOR OPERATING ACTIVITIES
  Net investment income                                                                       1,996,626

ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO NET CASH USED FOR OPERATING ACTIVITIES
  Purchase of investments securities                                                        (73,735,974)
  Proceeds from disposition of investment securities                                         24,521,777
  Increase in interest and fees receivable                                                     (872,671)
  Increase in other assets                                                                      (76,784)
  Net amortization of premium (discount)                                                     (1,010,339)
  Realized loss on corporate actions from affiliated issuer                                    (299,555)
  Increase in payable for investments purchased                                               2,362,500
  Increase in payables to related parties                                                     1,121,572
  Increase in other liabilities                                                                 401,666
                                                                                            -----------
          Net cash flow from operating activities                                           (45,591,182)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES
  Proceeds from shares sold                                                                  53,750,000
  Proceeds from Preferred shares sold                                                           411,000
  Distributions to Preferred Shareholders from net investment income, including change in
    accumulated undeclared distributions                                                        (20,539)
                                                                                            -----------
          Net cash flow provided by financing activities                                     54,140,461
                                                                                            -----------
          Net increase in cash                                                                8,549,279

CASH
  Beginning of the period                                                                            --
  End of the period                                                                           8,549,279
                                                                                            ===========

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS                                11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RESTORATION OPPORTUNITIES FUND

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:

                                                                       PERIOD ENDED
                                                                       DECEMBER 31,
CLASS Z SHARES PER SHARE OPERATING PERFORMANCE:                           2005(a)
--------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $       10.00
--------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                          0.38
Net realized and unrealized gain on investments                                0.83

DISTRIBUTIONS TO PREFERRED SHAREHOLDERS:
Dividends from net investment income to Preferred Shareholders                --(b)
                                                                      -------------
Total from Investment Operations, applicable to Common Shareholders            1.21
LESS DISTRIBUTIONS DECLARED TO COMMON SHAREHOLDERS:
From net investment income                                                    (0.39)
From return of capital                                                        (0.01)
From net realized gains                                                       (0.16)
                                                                      -------------
Total Distributions Declared to Common Shareholders                           (0.56)

--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $       10.65
Total return(c)                                                               12.08%(d)
--------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

COMMON SHARE INFORMATION AT PERIOD END:
Net assets, end of period (000's)                                     $      59,194
Ratios based on net assets of Common shares
  Net expenses                                                                 5.90%
  Net investment income                                                        6.48%(e)

COMMON AND PREFERRED SHARE INFORMATION AT PERIOD END:
Ratios based on net assets of Common and Preferred shares
  Net expenses                                                                 5.85%
  Net investment income                                                        6.37%
  Portfolio Turnover                                                          50.37%(d)

PREFERRED SHARE INFORMATION AT PERIOD END:
Aggregate amount outstanding, end of period (000's)                   $         411
Asset Coverage per share ($)                                          $     145,024(f)

----------
(a) Restoration Opportunities Fund commenced investment operations on May 18, 2005.

(b)   Represents less than $0.005 per Common share equivalent.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   Not annualized.

(e) Net investment income ratio does not reflect payment to Preferred Shareholders. The ratio reflecting such payment was 6.42% for the period ended December 31, 2005.

(f) Asset coverage per share equals net assets of common shares plus the redemption value of the Preferred shares divided by the total number of Preferred shares outstanding at the end of the period.


12                               SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

NOTE 1. ORGANIZATION

Restoration Opportunities Fund (the "Fund") is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a nondiversified, closed-end management investment company.

INVESTMENT GOAL

The Fund seeks to achieve high total returns, while minimizing losses.

COMMON SHARES

The Fund may issue an unlimited number of Common Shares, par value $0.001 per share. The Common Shares will continuously offer a single class, Class Z, only to investors that are both accredited investors and qualified clients on a private placement basis.

PREFERRED SHARES

The Fund is authorized to issue up to 5,000 shares of Series P Preferred Shares ("Series P Shares"). Series P Shares pay cumulative preferential dividends of approximately 8% per year and are preferred as to liquidation value over the Common Shares. The purchase price for each Series P Shares is $1,000. The Series P Shares have a liquidation preference equal to $1,000 (the "Liquidation Preference") plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. On or after the fifth anniversary of the commencement of the Fund's operations, holders of Series P Shares have the right, on not less than 90 days prior written notice to the Fund, to sell such Series P Shares to the Fund at an amount equal to the Liquidation Preference plus accumulated but unpaid dividends. The right of the holders of Series P Shares to sell their shares to the Fund requires Series P Shares to be presented as a liability for financial reporting purposes. The Fund will not issue Series P Shares unless immediately thereafter the Series P Shares have asset coverage of at least 200%.

The Fund is also authorized to issue one share of Series S Preferred Shares ("Special Share"). The Special Share will have a liquidation preference equal to $1,000 plus any accumulated but unpaid dividends and will be redeemable at the option of the Fund in whole or part at any time after the termination for any or no reason of the Investment Management Agreement in accordance with the provisions thereof in an amount equal to the Liquidation Preference plus accumulated and unpaid dividends thereon calculated as of the date of redemption. The Fund will not issue Series P Shares or a Special Share ("Preferred Shares") unless immediately thereafter the Preferred Shares have an asset coverage of at least 200%. As of December 31, 2005, Special Share had not been issued.

The Preferred Shares are senior to and have certain class-specific preferences over the Common Shares. Under the 1940 Act, the Preferred Shares must have the right to elect at least two Trustees at all times and a majority of the Trustees in the event of serious dividend arrearages. Preferred Shares also have certain class voting rights under the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

FUND VALUATION

The net asset value of the Fund's Common Shares is calculated as of the last business day of each month, in connection with each issuance of common shares by the Fund, as of each distribution date (after giving effect to the relevant declaration) and on such other dates as determined by the Investment Manager or the Board of Trustees, in accordance with the valuation policies and guidelines approved from time to time by the Board of Trustees. The net asset value is calculated by dividing the value of the Fund's net assets attributable to Common Shares by the numbers of Common Shares outstanding. The value of the Fund's net assets available to Common Shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, and (ii) the aggregate liquidation value of its Preferred Shares.

SECURITY VALUATION

In computing the Fund's net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Securities without a sale price or quotations from principal market makers on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Investment Manager in good faith in accordance with procedures approved by the Fund's Board of Trustees. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest.

SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY

Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on security transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the statement of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

INCOME RECOGNITION

Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAX STATUS

The Fund intends to qualify each year as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute, in each calendar year, all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are distributed each year based on the criteria set forth. Holders of Series P Shares are entitled to receive cumulative dividends in the amount of 8% per year of $1,000 for each Series P Share owned. Dividends to holders of Common Shares will consist of all net investment income remaining after the payment of dividends on the Series P Shares. Capital gain dividends, deemed capital gain dividends, ordinary income dividends will be allocated between the holders of Common Shares and Series P Shares in proportion to the total dividends paid during the taxable year. The Fund will not declare or pay any dividend with respect to Common Shares unless the Preferred Shares have asset coverage of at least 200% after deducting the amount of the dividend. Holders of common shares are expected to agree to reinvest all distributions.

OFFERING AND ORGANIZATION COSTS

Certain costs incurred in connection with the Fund offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. The Fund incurred organization costs related to the start up of the Fund. All such costs are expensed on the Statement of Operations. The Investment Manager has paid these costs directly and the Fund will reimburse them.

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

STATEMENT OF CASH FLOWS

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the Fund's Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

NOTE 3. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended December 31, 2005, permanent differences resulting primarily from tax returns of capital and disallowed offering cost were identified and reclassified among the components of the Fund's net assets as follows:

--------------------------------------------------------------------------------
             OVERDISTRIBUTED            ACCUMULATED
             NET INVESTMENT            NET REALIZED              PAID-IN
                 INCOME                    LOSS                  CAPITAL
                 ------                    ----                  -------
--------------------------------------------------------------------------------
                $106,615                 $72,507               $(179,122)
--------------------------------------------------------------------------------

Net  investment  income and net  realized  gains  (losses),  as disclosed on the
Statement   of   Operations   and  net  assets   were  not   affected  by  these
reclassifications.

The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                         2005
                                                                         ----
Distributions paid from:
   Ordinary income*                                                   $2,916,379
   Long-term capital gains                                                    --
   Return of Capital                                                      51,333
--------------------------------------------------------------------------------

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
       ACCUMULATED
         CAPITAL           UNDISTRIBUTED     UNDISTRIBUTED
        AND OTHER            ORDINARY          LONG-TERM          NET UNREALIZED
          LOSSES              INCOME         CAPITAL GAINS         APPRECIATION*
          ------              ------         -------------         -------------
       $(262,500)             $   --             $    --             $2,963,416
--------------------------------------------------------------------------------

*The   differences    between    book-basis   and   tax-basis   net   unrealized
appreciation/depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at December 31, 2005, based on cost of investments for federal income tax purposes and excluding any unrealized appreciation and depreciation from changes in the value of other assets and liabilities resulting from changes in exchange rates, was:

--------------------------------------------------------------------------------
Unrealized appreciation                                             $ 5,140,941
Unrealized depreciation                                              (2,177,525)
                                                                    -----------
Net unrealized appreciation                                         $ 2,963,416
--------------------------------------------------------------------------------

POST OCTOBER LOSSES. Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal period ended December 31 2005, the Fund intends to elect to defer net realized capital losses incurred from November 1, 2005 through December 31, 2005 of $262,500.

NOTE 4. INVESTMENT MANAGEMENT, CARRIED INTEREST, TRUSTEE, AND OTHER FEES

INVESTMENT MANAGEMENT FEE

Highland Capital Management, L.P. ("Investment Manager") is the investment manager to the Fund and receives an investment management fee of 1.5% per year, calculated and paid quarterly in arrears, of the aggregate Net Asset Value of the Fund ("Net Asset Value"). Net Asset Value shall mean the market value of all liquid securities at he time of valuation and the cost of any illiquid assets at the time of valuation. Assets are considered "illiquid" if the Investment Manager reasonably determines, in accordance with procedures adopted by the Board, that (i) reliable market quotations are not readily available for such security, or (ii) although reliable quotations are readily available, the majority of such securities held by accounts managed by the Investment Manager could not be sold or disposed of in the ordinary course of business within fourteen trading days at approximately the price at which the security is valued by the Fund without significantly depressing the level of such market quotations. The limitation in (ii)

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

above is not applicable if the inability to dispose of a majority of such securities within such period is due to the Investment Manager's being an affiliate of the issuer on behalf of the Investment Manager's clients or possess inside information regarding such issuer.

CARRIED INTEREST FEE

The Carried Interest is paid as a fee pursuant to the Investment Management Agreement. The Carried Interest is an amount accrued monthly and payable annually, as of December 31 of each year, to the Investment Manager based on 20% of the Fund's realized and unrealized cumulative total return on assets attributable to the Common Shares and Special Share. If there is a positive return through any interim month in excess of the high watermark described below, the Fund will accrue an appropriate amount in respect of the earned Carried Interest potentially payable at the end of the year. If there is a negative return in any calendar year, no Carried Interest will be paid until the negative return (as a percentage of average net assets attributable to the Common Shares and the Special Share, or, if less, as a percentage of such net assets at the time such negative return is experienced) has been recovered in full ("High Watermark Provision"). For purposes of all Carried Interest calculation, illiquid assets, as defined for purposes of the Management Fee, is valued at the lesser of cost or fair market value, as determined by the Investment Manager in good faith.

FEES PAID TO TRUSTEES

The Fund pays no compensation to its Trustee who is an interested person of the Fund and an employee of the Investment Manager. The Fund pays each Trustee, who is not an interested person (as defined in the 1940 Act) of the Fund, an annual retainer of $10,000 per year for services provided as a Trustee of the Fund.

NOTE 5. PORTFOLIO INFORMATION

For the period ended December 31, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $73,735,974 and $24,521,777, respectively.

NOTE 6. PERIODIC REPURCHASE OFFERS

Commencing approximately one year after the Common Shares are first issued, the Fund intends to make quarterly repurchases at NAV of up to 20% of the outstanding Common Shares that have been held for at least twelve months ("Repurchase Offers").

NOTE 7. SENIOR LOAN PARTICIPATION COMMITMENTS

The Fund may invest its assets (plus any borrowings for investment purposes) in adjustable rate senior loans ("Senior Loans") the interest rates of which float or vary periodically based upon a benchmark indicator of prevailing interest rates to domestic foreign corporations, partnerships and other entities ("Borrowers"). If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Fund and the Borrower. The ability of Borrowers to meet their obligations may be affected by economic developments in a specific industry. At December 31, 2005, there were no Senior Loans purchased by the Fund on a participation basis.

NOTE 8. UNFUNDED LOAN COMMITMENTS

As of December 31, 2005, the Fund had an unfunded loan commitment of $103,370, which could be extended at the option of the Borrower, pursuant to the following loan agreement:

---------------------------------------------------------------------------
                                                             UNFUNDED LOAN
BORROWER                                                      COMMITMENT
--------                                                      ----------
Penda Corp.                                                 $      103,370
---------------------------------------------------------------------------

NOTE 9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSURERS.

An affiliated issuer is a company in which the Fund has ownership of at least 5% of the outstanding voting securities. At December 31, 2005, the Fund owned 70,329 common shares of Trussway Industries, Inc. purchased at a cost of $1,643,211 and having a market value of $3,519,966. In addition, the Fund owned $4,683,463 of principal of Trussway Industries, Inc., purchased at a cost of $4,683,463 and having a market value of $4,683,463. Trussway Industries, Inc. generated interest income of $272,966 and a realized loss of $(299,555) during the period ended December 31, 2005.

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

NOTE 10. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES

INDUSTRY FOCUS

The Fund may focus its investments in instruments of only a few companies. The concentration of the Fund's portfolio in any one obligor would subject the Fund to a greater degree of risk with respect to defaults by such obligor, and the concentration of the portfolio in any one industry would subject the Fund to a greater degree of risk with respect to economic downturns relating to such industry.

NON-PAYMENT RISK

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to the Fund, a reduction in the value of the Senior Loan experiencing non-payment and a potential decrease in the net asset value of the Fund.

CREDIT RISK

Investments rated below investment grade are commonly referred to as high-yield, high risk or "junk debt." They are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and/or interest payments. Investments in high yield Senior Loans may result in greater net asset value fluctuation than if the Fund did not make such investments.

ILLIQUIDITY OF INVESTMENTS

The investments made by the Fund may be illiquid, and consequently the Fund may not be able to sell such investments at prices that reflect the Investment Manager's assessment of their value or the amount paid for by the Fund. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale of the Fund and other factors. Furthermore, the nature of the Fund's investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

TROUBLED, DISTRESSED OR BANKRUPT COMPANIES

The Fund invests in companies that are troubled, in distress, or bankrupt. As such, they are subject to a multitude of legal, industry, market, environment and governmental forces that make analysis of these companies inherently risky. Further, the Investment Manager relies on company management, outside experts, market participants, and personal experience to analyze potential investments for the Fund. There can be no assurance that any of these sources will prove credible, or that the resulting analysis will produce accurate conclusions.

CARRIED INTEREST RISK

The Carried Interest may create an incentive for the Investment Manager or its Affiliates to make investments that are risky or more speculative than would otherwise be the case. The way in which the amount of the Carried Interest is determined may encourage the Investment Manager to use leverage to increase the return on the Fund's investments. If the Investment Manager acquires poorly performing assets with such leverage, the loss to the Fund could be substantial. Finally, because a portion of the Carried Interest is likely to reflect interest and dividend income and is calculated on an accrual basis regardless of whether the Fund has received a cash payment, the Investment Manager might have an incentive to invest in zero coupon or deferred interest securities in circumstances where it would not have done so but for the opportunity to continue to earn Carried Interest even when the issuer would not be able to make cash payments on such securities. The foregoing risks could be increased because the Investment Manager is not obligated to reimburse the Fund for any Carried Interest received even if the Fund subsequently incurs losses or never receives in cash income that was previously accrued.

FOREIGN SECURITIES

Investments in foreign securities involve certain factors not typically associated with investing in U.S. securities, such as risks relating to (i) currency exchange matters, including fluctuations in the rate of exchange between the U.S. dollar (the currency in which the books of the Fund are maintained) and the various foreign currencies in which the Fund's portfolio securities will be denominated and costs associated with conversion of investment principal and income from one currency into another; (ii) differences between the U.S. and foreign securities markets, including the absence of uniform accounting, auditing and financial reporting standards and practices and disclosure requirements, and less government supervision and regulation; (iii) political, social or economic instability; and (iv) the extension of credit, especially in the case of sovereign debt.

SIGNIFICANT SHAREHOLDER

At December 31, 2005, 2 shareholders owned 100.00% of the net assets applicable to common shares. The Fund will not accept any other subscription of common shares without the consent of the Board of Trustees and the written consent of the significant shareholder.

NOTES TO FINANCIAL STATEMENTS

December 31, 2005                                 Restoration Opportunities Fund

INDEMNIFICATION

Under the Fund's organizational documents, the Fund will indemnify the Trustees, officers and the Investment Manager and any other officer, director, member, manager, employee, stockholder, assign, representative, agent or affiliate of any such person with respect to any act or omission as long as (i) such person's activities do not constitute Disabling Conduct and (ii) there has been a determination (a) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to identification was brought that such an indemnitee is entitled to indemnifi- cation or, (b) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Fund nor parties to the proceeding, that the indemnitee is entitled to indem- nification, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, indepen- dent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification. A successful claim for indemnification could reduce the Fund's assets available for distribution to the shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2005                                 Restoration Opportunities Fund

TO THE TRUSTEES AND SHAREHOLDERS OF RESTORATION OPPORTUNITIES FUND:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Restoration Opportunities Fund (the "Fund") at December 31, 2005, and the results of its operations, the changes in its net assets and cash flows and the financial highlights for the period May 18, 2005 (commencement of operations) through December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments held at December 31, 2005 by correspondence with the custodian and other banks, provides a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2006

ADDITIONAL INFORMATION (UNAUDITED)

December 31, 2005                                 Restoration Opportunities Fund

TRUSTEES AND OFFICERS

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Fund, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Highland Funds Complex.

                                                                                              NUMBER OF
                                                                                              PORTFOLIOS
                                                                                             IN HIGHLAND
                                             YEAR FIRST                                          FUNDS
                               POSITION      ELECTED OR                                         COMPLEX         OTHER
  NAME, ADDRESS                  WITH        APPOINTED         PRINCIPAL OCCUPATION(S)         OVERSEEN      DIRECTORSHIPS
    AND AGE                      FUND        TO OFFICE         DURING PAST FIVE YEARS        BY TRUSTEE(1)       HELD
  -------------                --------      ----------        ----------------------        -------------   -------------
                                                   INDEPENDENT TRUSTEES

Timothy K. Hui                 Trustee          2005          Assistant Provost for and,           8             None.
(Age 57)                                                      since September 1998,
c/o Highland Capital                                          Director of Learning
Management, L.P.                                              Resources of the Philadelphia
13455 Noel Road,                                              Biblical University.
Suite 800
Dallas, Texas 75240

Scott F. Kavanaugh             Trustee          2005          Since March 2003, a Sales            8             None.
(Age 45)                                                      Representative at Round Hill
c/o Highland Capital                                          Securities. From February
Management, L.P.                                              2003, an Executive at
13455 Noel Road,                                              Provident Funding Mortgage
Suite 800                                                     Corporation. From January
Dallas, Texas 75240                                           2000 to February 2003 he was
                                                              Executive Vice President,
                                                              Director and Treasurer of
                                                              Commercial Capital Bank. He
                                                              was the Managing Principal
                                                              and Chief Operating Officer of
                                                              Financial Institutional Partners
                                                              Mortgage Company and the
                                                              Managing Principal and
                                                              President of Financial
                                                              Institutional Partners, LLC, an
                                                              investment banking firm, from
                                                              April 1998 to February 2003.

James F. Leary                 Trustee          2005          Since January 1999, a                8         Board Member
(Age 75)                                                      Managing Director of Benefit                   of Capstone
c/o Highland Capital                                          Capital Southwest, Inc., a                     Asset
Management, L.P.                                              financial consulting firm.                     Management
13455 Noel Road,                                                                                             Group of
Suite 800                                                                                                    Mutual Funds.
Dallas, Texas 75240

ADDITIONAL INFORMATION (UNAUDITED)

December 31, 2005                                 Restoration Opportunities Fund

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                               IN HIGHLAND
                                             YEAR FIRST                                           FUNDS
                              POSITION       ELECTED OR                                          COMPLEX            OTHER
 NAME, ADDRESS                  WITH         APPOINTED         PRINCIPAL OCCUPATION(S)          OVERSEEN        DIRECTORSHIPS
    AND AGE                     FUND         TO OFFICE         DURING PAST FIVE YEARS         BY TRUSTEE(1)         HELD
 -------------                  ----         ---------         -----------------------        -------------     -------------
Bryan A. Ward                  Trustee         2005            Since January 2002, Senior           8                 None.
(Age 51)                                                       Manager of Accenture, LLP.
c/o Highland Capital                                           From September 1998 to
Management, L.P.                                               December 2001, he was
13455 Noel Road,                                               Special Projects Advisor to
Suite 800                                                      Accenture, LLP.
Dallas, Texas 75240

                                                     INTERESTED TRUSTEE(2)

R. Joseph Dougherty            Trustee         2005            Portfolio Manager of the             8                 None.
(Age 35)                                                       Adviser. Prior to 2000, he
c/o Highland Capital                                           was a Portfolio Analyst for
Management, L.P.                                               the Adviser.
13455 Noel Road,
Suite 800
Dallas, TX 75240

                                                           OFFICERS

James D. Dondero              President        2005            President and Managing              N/A                N/A
(Age 43)                     and Senior                        Partner of the Adviser.
c/o Highland Capital            Vice                           Director of Heritage Bank.
Management, L.P.              President                        Director and Chairman of
13455 Noel Road,                                               Heritage Bankshares, Inc.
Suite 800
Dallas, TX 75240

Mark Okada                    Executive        2005            Chief Investment Officer of         N/A                N/A
(Age 43)                        Vice                           the Adviser. Director of
c/o Highland Capital          President                        Heritage Bank and Heritage
Management, L.P.                                               Bankshares, Inc.
13455 Noel Road,
Suite 800
Dallas, TX 75240

M. Jason Blackburn            Secretary        2005            Assistant Controller of the         N/A                N/A
(Age 29)                         and                           Adviser. From September
c/o Highland Capital          Treasurer                        1999 to October 2001, he was
Management, L.P.                                               an accountant for KPMG LLP.
13455 Noel Road,
Suite 800
Dallas, TX 75240

ADDITIONAL INFORMATION (UNAUDITED)

December 31, 2005                                 Restoration Opportunities Fund

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                                                               IN HIGHLAND
                                             YEAR FIRST                                           FUNDS
                              POSITION       ELECTED OR                                          COMPLEX            OTHER
 NAME, ADDRESS                  WITH         APPOINTED         PRINCIPAL OCCUPATION(S)          OVERSEEN        DIRECTORSHIPS
    AND AGE                     FUND         TO OFFICE         DURING PAST FIVE YEARS         BY TRUSTEE(1)         HELD
 -------------                  ----         ---------         -----------------------        -------------     -------------
Michael S. Minces                Chief         2005          From October 2003 to August           N/A              N/A
(Age 30)                      Compliance                     2004, associate at Akin Gump
c/o Highland Capital            Officer                      Strauss Hauer & Feld LLP
Management, L.P.                                             (law firm). From October 2000
13455 Noel Road,                                             to March 2003, associate at
Suite 800                                                    Skadden, Arps, Slate, Meagher
Dallas, TX 75240                                             & Flom LLP (law firm).
                                                             Previously, he attended The
                                                             University of Texas at Austin
                                                             School of Law.

(1) The Highland Fund Complex consists of the following funds (the "Highland Funds"): Highland Floating Rate Limited Liability Company, Highland
      Floating Rate Fund, Highland Floating Rate Advantage Fund, Highland Institutional Floating Rate Income Fund, Highland Corporate Opportunities Fund, Restoration Opportunities Fund, Prospect Street(R) High Income Portfolio Inc. and Prospect Street(R) Income Shares Inc.

(2) Mr. Dougherty is deemed to be an "interested person" of the Fund under the 1940 Act because of his position with the Adviser.

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

TRANSFER AGENT

PFPC Inc. 101
Sabin Street
Pawtucket, RI 02860

INVESTMENT ADVISER

Highland Capital Management, L.P.
13455 Noel Rd. Suite 800
Dallas, TX 75240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
4 Times Square
New York, New York 10036

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 and additional reports will be sent to you.

This report has been prepared for shareholders of Restoration Opportunity Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http:/www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

RESTORATION OPPORTUNITIES FUND                Annual Report, December 31, 2005


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) Not applicable.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

     (e)  Not applicable.

     (f)  Code of ethics filed herewith.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that James Leary is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed from the Registrant's inception on May 18, 2005 through December 31, 2005, for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $25,000.

AUDIT-RELATED FEES

     (b) The aggregate fees billed from the Registrant's inception on May 18, 2005 through December 31, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item was $0.

TAX FEES

     (c) The aggregate fees billed from the Registrant's inception on May 18, 2005 through December 31, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was billings to date of $2,500 and additional billings of $3,500 when work completed.

ALL OTHER FEES

     (d) The aggregate fees billed from the Registrant's inception on May 18, 2005 through December 31, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee shall:

         (a) have direct responsibility for the appointment, compensation, retention and oversight of the Fund's independent auditors and, in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the auditors; and

         (b) review and pre-approve (including associated fees) all audit and other services to be provided by the independent auditors to the Fund and all non-audit services to be provided by the independent auditors to the Fund's investment adviser or any entity controlling, controlled by or under common control with the investment adviser (an "Adviser Affiliate") that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund; and

         (c)  establish,  to the extent permitted by law and deemed  appropriate
              by  the  Audit  Committee,   detailed  pre-approval  policies  and
              procedures for such services; and

         (d) consider whether the independent auditors' provision of any non-audit services to the Fund, the Fund's investment adviser or an Adviser Affiliate not pre-approved by the Audit Committee are compatible with maintaining the independence of the independent auditors.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $42,000 in 2004 and $154,000 in 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Adviser has adopted proxy voting guidelines (the "Guidelines") that provide as follows:

     o The Adviser votes proxies in respect of a client's securities in the client's best economic interests and without regard to the interests of the Adviser or any other client of the Adviser.

     o Unless the Adviser's Proxy Voting Committee (the "Committee") otherwise determines (and documents the basis for its decision) or as otherwise provided below, the Adviser votes proxies in a manner consistent with the Guidelines.

     o To avoid material conflicts of interest, the Adviser applies the Guidelines in an objective and consistent manner across client accounts. Where a material conflict of interest has been identified and the matter is covered by the Guidelines, the Committee votes in accordance with the Guidelines. For clients that are registered investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Adviser will disclose the conflict and the Committee's determination of the manner in which to vote to the Fund's Board. For clients that are not investment companies, where a conflict of interest has been identified and the matter is not covered in the Guidelines, the Committee will disclose the conflict to the client and advise the client that its securities will be voted only upon the client's written direction.

     o The Adviser also may determine not to vote proxies in respect of securities of any issuer if it determines it would be in its clients' overall best interests not to vote.

The Adviser's Guidelines address how it will vote proxies on particular types of matters such as changes in corporate government structures, adoption of options plans and anti-takeover proposals. For example, the Adviser generally will:

     o support management in most elections for directors, unless the board gives evidence of acting contrary to the best economic interests of shareholders;

     o support option plans, if it believes that they provide for their administration by disinterested parties and provide incentive to directors, managers and other employees by aligning their economic interests with those of the shareholders while limiting the transfer of wealth out of the company; and

     o oppose anti-takeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

         Portfolio Management. As of the date of this filing, the primary portfolio managers of the Company are Patrick Daugherty and Kurt Plumer.

         PATRICK DAUGHERTY - SENIOR DISTRESSED PORTFOLIO MANAGER

         Mr. Daugherty is a Senior Portfolio Manager and General Counsel at Highland Capital Management, L.P. He is co-head of the Distressed Group where he is responsible for managing the sourcing, investing, and monitoring process. In addition, he serves as head manager of the Private Equity Group and is responsible for all portfolio companies. Prior to joining Highland in early 1998, Mr. Daugherty served as Vice President in the Corporate Finance Group at NationsBanc Capital Markets, Inc. (now Bank of America Capital Markets, Inc.) where he originated and structured leveraged transactions for a $2.5 billion portfolio of mid-cap companies located in the Southwest. Prior to joining Bank of America, Mr. Daugherty was an Associate with the law firm of Baker, Brown, Sharman and Parker in Houston, Texas where he represented banks and financial institutions in the liquidation of various RTC portfolios. Mr. Daugherty has over 15 years of experience in distressed, high yield and corporate restructuring. He has been involved in over 100 bankruptcy situations and held steering committee positions in over 35 cases. Mr. Daugherty currently serves on the Board of Directors of Norse Merchant Group and its affiliates, Ferrimorac Holdings Limited, Nexpak Corporation and its affiliates (as Chairman), Moll Industries and its affiliates (as Chairman), and is a former board member of Mariner Health Care, Inc. He received a BBA in Finance from the University of Texas at Austin and a Juris Doctorate from the University of Houston School of Law. Mr. Daugherty's professional certifications include membership in the Texas Bar Association and admittance to the American Bar Association in 1992.

         KURTIS PLUMER, CFA - SENIOR DISTRESSED PORTFOLIO MANAGER

         Mr.  Plumer,  is co-head of the  Distressed  Group at  Highland  and is responsible for managing the sourcing and monitoring process. He has over 14 years of experience in distressed, high yield bond and leveraged loan products. Prior to joining Highland in 1999, Mr. Plumer was a distressed high yield bond trader at Lehman Brothers in New York, where he managed a $250 million portfolio invested in global distressed securities. While at Lehman, he also traded emerging market sovereign bonds. Prior to joining Lehman Brothers, Mr. Plumer was a corporate finance banker at NationsBanc Capital Markets, Inc. (now Bank of America Capital Markets, Inc.) where he focused on M&A and financing transactions for the bank's clients. Mr. Plumer earned a BBA in Economics and Finance from Baylor University and an MBA in Strategy and Finance from the Kellogg School at Northwestern University. Mr. Plumer has earned the right to use the Chartered Financial Analyst designation.

(a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

         OTHER  ACCOUNTS  MANAGED  BY  PORTFOLIO  MANAGER(S)  OR MANAGEMENT TEAM
         MEMBER

         As of December 31, 2005, Patrick Daugherty managed the following client accounts:

                                                                           Number of
                                                                           Accounts      Assets Subject
                                       Number of        Assets of        Subject to a         to a
Type of ACCOUNT                        ACCOUNTS         ACCOUNTS        Performance FEE  Performance FEE
---------------------                -------------   ---------------  ------------------ ----------------
Registered Investment Companies.....       2           $77 million             2           $77 million
Pooled Investment Vehicles..........       2         $1,846 million            2         $1,846 million
Other Accounts......................       0               --                 --               --

         As of December 31, 2005, Kurtis Plumer managed the following client accounts:

                                                                           Number of
                                                                           Accounts      Assets Subject
                                       Number of        Assets of        Subject to a         to a
Type of ACCOUNT                        ACCOUNTS         ACCOUNTS        Performance FEE  Performance FEE
---------------------                -------------   ---------------  ------------------ ----------------
Registered Investment Companies.....       2           $77 million             2           $77 million
Pooled Investment Vehicles..........       5         $2,454 million            4         $2,413 million
Other Accounts......................       0               --                 --               --

         POTENTIAL CONFLICTS OF INTERESTS

                  The Investment Manager has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. The Investment Manager has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, the Investment Manager furnishes investment management and advisory services to numerous clients in addition to the Company, and the Investment Manager may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to the
         Investment Manager, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Company. In addition, the Investment Manager, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale the Investment Manager recommends to the Company. Actions with respect to securities of the same kind may be the same as or different from the action which the Investment Manager, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take with respect to the same securities. Moreover, the Investment Manager may refrain from rendering any advice or services concerning securities of companies of which any of the Investment Managers' (or its affiliates') officers, directors or employees are directors or officers, or companies as to which the Investment Manager or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. In addition to its various policies and procedures designed to address these issues, the Investment Manager includes disclosure regarding these matters to its clients in both its Form ADV and investment management agreements.

                  The Investment Manager, its affiliates or their officers and employees serve or may serve as officers, directors or principals of entities that operate in the same or related lines of business or of investment funds managed by affiliates of the Investment Manager. Accordingly, these individuals may have obligations to investors in those entities or funds or to other clients, the fulfillment of which might not be in the best interests of the Company. As a result, the Investment Manager will face conflicts in the allocation of investment opportunities to the Company and other funds and clients. In order to enable such affiliates to fulfill their fiduciary duties to each of the clients for which they have responsibility, the Investment Manager will endeavor to allocate investment opportunities in a fair and equitable manner which may, subject to applicable regulatory constraints, involve pro rata co-investment by the Company and such other clients or may involve a rotation of opportunities among the Company and such other clients.

                  The Investment Manager and its affiliates have procedures and policies in place designed to manage the potential conflicts of interest that may arise from time to time between the Investment Manager's fiduciary obligations to the Company and their similar fiduciary obligations to other clients so that, for example, investment opportunities are allocated in a fair and equitable manner among the Company and such other clients. An investment opportunity that is suitable for multiple clients of the Investment Manager and its affiliates may not be capable of being shared among some or all of such clients due to the limited scale of the opportunity or other factors, including regulatory restrictions imposed by the 1940 Act. There can be no assurance that the Investment Manager's or its affiliates' efforts to allocate any particular investment opportunity fairly among all clients for whom such opportunity is appropriate will result in an allocation of all or part of such opportunity to the Company. Not all conflicts of interest can be expected to be resolved in favor of the Company.

                  Under current SEC regulations, the Company may be prohibited from co-investing with any unregistered fund managed now or in the future by the Investment Manager (the "Unregistered Funds") in certain private placements in which the Investment Manager negotiates non-pricing terms. The Company intends to file for exemptive relief from the SEC to enable it to co-invest with other unregistered funds managed by the Investment Manager.

(a)(3)   COMPENSATION  STRUCTURE  OF  PORTFOLIO  MANAGER(S)  OR  MANAGEMENT TEAM
         MEMBERS

         As of December 31, 2005, the Investment Manager's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors including the relative performance of a portfolio managers underlying account, the combined performance of the portfolio managers underlying accounts, and the relative performance of the portfolio managers underlying accounts measured against other employees. The principal components of compensation include a base salary, a discretionary bonus, various retirement benefits and one or more of the incentive compensation programs established by the Investment Manager such as Option It Plan and the Long-Term Incentive Plan.

                  BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm, which may include the amount of assets supervised and other management roles within the firm.

                  DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

                           OPTION IT PLAN. The purpose of the Plan is to attract and retain the highest quality employees for positions of substantial responsibility, and to provide additional incentives to a select group of management or highly compensated employees of the Company so as to promote the success of the Company.

                           LONG TERM INCENTIVE PLAN. The purpose of the Plan is to create positive morale and teamwork, to attract and retain key talent, and to encourage the achievement of common goals. The Plan seeks to reward participating Employees based on the increased value of Highland Capital Management through the use of Long-term Incentive Units.

         Senior portfolio managers who perform additional management functions may receive additional compensation in these other capacities. Compensation is structured such that key professionals benefit from remaining with the firm.


(a)(4)   DISCLOSURE OF SECURITIES OWNERSHIP



           ---------------------------------------------------------------------
           Investor                            Dollar Range of Equity Securities
                                               Held(1)
           ---------------------------------------------------------------------
           Patrick Daugherty                   $1 - $10,000
           ---------------------------------------------------------------------
           Kurt Plumer                         $0
           ---------------------------------------------------------------------

       (1)   As of December 31, 2005

(b) Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Code of ethics referred to in Item 2.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) RESTORATION OPPORTUNITIES FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 28, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                           James D. Dondero, Chief Executive Officer
                           (principal executive officer)

Date              FEBRUARY 28, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                           M. Jason Blackburn,  Chief Financial Officer
                           (principal financial officer)

Date              FEBRUARY 28, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.